Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2023 £m	2022 £m
Trade payables	3,717	3,866
Wages and salaries	1,683	1,488
Social security	126	126
ViiV Healthcare put option	848	1,093
Other payables	346	418
Deferred income	222	299
Customer return and rebate accruals	6,799	6,627
Other accruals	2,103	2,346
	15,844	16,263

Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement
The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	2023 £m	2022 £m
10% increase in sales forecasts*	84	100
15% increase in sales forecasts*	126	149
10% decrease in sales forecasts*	(84)	(99)
15% decrease in sales forecast*	(126)	(149)
1% (100 basis points) increase in discount rate	(18)	(32)
1.50% (150 basis points) increase in discount rate	(26)	(48)
1% (100 basis points) decrease in discount rate	19	35
1.50% (150 basis points) decrease in discount rate	28	53
10 cent appreciation of US Dollar	54	66
15 cent appreciation of US Dollar	85	103
10 cent depreciation of US Dollar	(46)	(56)
15 cent depreciation of US Dollar	(67)	(80)
10 cent appreciation of Euro	22	29
15 cent appreciation of Euro	34	46
10 cent depreciation of Euro	(18)	(24)
15 cent depreciation of Euro	(26)	(35)
*    The sales forecast is for ViiV Healthcare sales only in respect of the ViiV Healthcare put option.